CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 570,729	$ 416,113	$ 269,396
Cost of revenues:
Total cost of revenues	253,759	180,670	118,231
Gross profit	316,970	235,443	151,165
Operating expenses:
Research and development, net (Note 2R)	90,458	65,857	53,015
Sales and marketing	52,729	39,876	30,066
General and administrative	23,852	17,324	12,514
Total operating expenses	167,039	123,057	95,595
Operating income	149,931	112,386	55,570
Financial income (expense), net (Note 18)	8,478	(3,133)	926
Income before taxes on income	158,409	109,253	56,496
Income tax expenses (Note 15)	18,196	16,152	8,589
Net income	$ 140,213	$ 93,101	$ 47,907
Earnings per share:
Basic	$ 4.89	$ 3.28	$ 1.71
Diluted	$ 4.4	$ 3.12	$ 1.65
Shares used in calculation of earnings per share:
Basic	28,697,365	28,371,610	28,096,814
Diluted	31,869,788	29,816,066	28,949,739
Product [Member]
Revenues:
Total revenues	$ 464,152	$ 337,026	$ 209,320
Cost of revenues:
Total cost of revenues	191,402	131,453	80,313
Service [Member]
Revenues:
Total revenues	106,577	79,087	60,076
Cost of revenues:
Total cost of revenues	$ 62,357	$ 49,217	$ 37,918